Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurement Bond Portfolio
		Fair Value Measurement
March 31, 2014	Fair Value	Level 3

Bond portfolio	$9,826,888	$9,826,888

		Fair Value Measurement
December 31, 2013	Fair Value	Level 3

Bond portfolio	$9,079,442	$9,079,442

		Fair Value Measurement
December 31, 2013	Fair Value	Level 3

Bond portfolio	$9,079,442	$9,079,442

		Fair Value Measurement
December 31, 2012	Fair Value	Level 3

Bond portfolio	$8,379,708	$8,379,708

Change In Fair Value Bond Portfolio
Bond Portfolio

Balance at December 31, 2013	$9,079,442
Purchases	1,010,000
Proceeds	(262,554)
Balance at March 31, 2014	$9,826,888

Bond Portfolio

Balance at December 31, 2012	$8,379,708
Purchases	1,146,840
Proceeds	(447,106)
Balance at December 31, 2013	$9,079,442

Impaired Loans and Real Estate Held For Sale
	March 31, 2014
	Level 1	Level 2	Level 3	Fair Value at March 31, 2014
Impaired Loans	$—	$—	$1,040,106	$1,040,106
Real estate held for resale	—	562,422	—	562,422
	$—	$562,422	$1,040,106	$1,602,528

	December 31, 2013
	Level 1	Level 2	Level 3	Fair Value at December 31, 2013
Impaired Loans	$—	$—	$1,049,673	$1,049,673
Real estate held for resale	—	562,722	—	562,722
	$—	$562,722	$1,049,673	$1,612,395

	December 31, 2013
	Level 1	Level 2	Level 3	Fair Value at December 31, 2013
Impaired Loans	$ -	$ -	$1,049,673	$1,049,673
Real estate held for resale	-	562,722	-	562,722
	$ -	$562,722	$1.049,673	$1,612,395

	December 31, 2012
	Level 1	Level 2	Level 3	Fair Value at December 31, 2012
Impaired Loans	$ -	$ -	$1,084,399	$1,084,399
Real estate held for resale	-	713,297	-	713,297
	$ -	$713,297	$1,084,399	$1,797,696

Fair Value Measurement Period Increase Decrease
	Fair Value Measurement Level 3	Fair Value Measurement Level 2

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2013	$1,049,673	$562,722
Additions/Acquisitions	—	—
Dispositions/Proceeds	—	(300)
Provision for other than temporary losses	(9,567)	—
Balance at March 31, 2014	$1,040,106	$562,422

	Fair Value Measurement Level 3	Fair Value Measurement Level 2

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2012	$1,084,339	$713,297
Additions/Acquisitions	183,719	-
Dispositions/Proceeds	(133,891)	(800)
Impairment for other than temporary losses	(84,494)	(149,775)
Balance at December 31, 2013	$1,049,673	$562,722